Risk/Return Detail Data - FidelityRealEstateHighIncomeFund-PRO	Jan. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series I
FidelityRealEstateHighIncomeFund-PRO | Fidelity Real Estate High Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Real Estate High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Real Estate High Income Fund seeks a high level of current income. As a secondary objective, the fund also seeks growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23 % of the average value of its portfolio.
Portfolio Turnover, Rate	23.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in real estate related investments of all types. Investing primarily in real estate related instruments of domestic and foreign issuers, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Normally investing at least 65% of total assets in commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; and preferred stock of real estate investment trusts (REITs). Normally investing at least 90% of net assets in commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; preferred stock of real estate investment trusts (REITs); U.S. Government securities; cash equivalents; and related futures and options. Normally investing more than 25% of total assets in securities and instruments backed by real estate and real estate mortgages and securities of companies engaged in the real estate business, including interests in REITs. Investing the fund's assets without limitation in lower-rated securities and non-rated securities of lower quality. In selecting investments, analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer or the underlying assets, as well as using fundamental analysis of each issuer's financial condition. Effective December 11, 2025, normally investing at least 80% of assets in a combination of real estate related investments of all types and below investment grade debt securities of real estate related investments. A real estate entity or real estate related investment is any company that is principally engaged in the real estate industry and includes commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; REITs that either own properties or make construction loans and preferred stocks of REITs; real estate developers; companies with substantial real estate holdings; and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Adviser considers a company to be principally engaged in the real estate industry if (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the real estate industry, or (ii) a third party has given the company an industry or sector classification consistent with the real estate industry. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Below investment grade debt securities are debt securities that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Sep. 30, 2020
Highest Quarterly Return	6.43%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(18.86%)
Performance Table Heading	Average Annual Returns
Performance Table Market Index Changed	Effective June 1, 2024, the fund began comparing its performance to the Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index rather than the Bloomberg U.S. CMBS ex-AAA Index because the Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index conforms more closely to the fund's investment policies.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityRealEstateHighIncomeFund-PRO | Fidelity Real Estate High Income Fund | Fidelity Real Estate High Income Fund
Risk/Return:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[2]
Total annual operating expenses	0.76%
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942
2015	2.84%
2016	2.52%
2017	5.79%
2018	2.88%
2019	9.52%
2020	(5.43%)
2021	8.12%
2022	(9.34%)
2023	0.59%
2024	12.92%
FidelityRealEstateHighIncomeFund-PRO | Fidelity Real Estate High Income Fund | Return Before Taxes | Fidelity Real Estate High Income Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	12.92%
Past 5 years	1.04%
Past 10 years	2.84%
FidelityRealEstateHighIncomeFund-PRO | Fidelity Real Estate High Income Fund | After Taxes on Distributions | Fidelity Real Estate High Income Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	10.40%
Past 5 years	(0.82%)
Past 10 years	0.84%
FidelityRealEstateHighIncomeFund-PRO | Fidelity Real Estate High Income Fund | After Taxes on Distributions and Sales | Fidelity Real Estate High Income Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	7.59%
Past 5 years	0.03%
Past 10 years	1.30%
FidelityRealEstateHighIncomeFund-PRO | Fidelity Real Estate High Income Fund | IXTRC
Risk/Return:
Label	Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index
Past 1 year	11.59%
Past 5 years	1.28%
Past 10 years	2.92%
FidelityRealEstateHighIncomeFund-PRO | Fidelity Real Estate High Income Fund | LB282
Risk/Return:
Label	Bloomberg U.S. CMBS ex AAA Index
Past 1 year	6.04%
Past 5 years	0.32%
Past 10 years	2.42%
FidelityRealEstateHighIncomeFund-PRO | Fidelity Real Estate High Income Fund | LB091
Risk/Return:
Label	Bloomberg U.S. Universal Bond Index
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.